ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Business Acquisitions	Consideration:

	DCB	TLB
Cash	$8,449	$7,771
Equity instruments	21,232	6,444
Contingent consideration	—	—
Fair value of total consideration transferred	$29,681	$14,215

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the date of acquisitions, March 27, 2015 and April 10, 2015, respectively.

	DCB	TLB
Cash	$5,794	$8,124
Investment securities available for sale	2,862	19,794
Loans, net of discount of $1,389 and $468, respectively	118,154	43,568
Accrued interest receivable	299	173
Premises and equipment	199	2,664
Nonmarketable equity securities	168	—
Core deposit intangible	968	534
Other assets	1,726	1,558
Total assets acquired	130,170	76,415

Noninterest-bearing deposits	25,607	16,702
Interest-bearing deposits	68,844	48,794
Subordinated debentures	5,155	—
Other liabilities	9,553	519
Total liabilities assumed	109,159	66,015
Net assets acquired (liabilities assumed)	21,011	10,400
Total consideration paid	29,681	14,215
Goodwill	$8,670	$3,815